EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-18	15-Mar-18	16-Apr-18
To	31-Mar-18	16-Apr-18
Days	32

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$5,733,135.02
Series Nominal Liquidation Amount	641,552,135.02

Required Participation Amount	$641,552,135.02
Excess Receivables	$62,846,495.64

Total Collateral	704,398,630.66

Collateral as Percent of Notes	136.78%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,339,633,800.43
Total Principal Collections	($2,258,224,248.84)
Investment in New Receivables	$2,391,367,928.38
Receivables Added for Additional Accounts	$0.00
Repurchases	($52,041,819.21)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($774,083,608.33)
Less Servicing Adjustment	($4,668,705.10)

Ending Balance	$5,641,983,347.33

SAP for Next Period	12.48%

Average Receivable Balance	$5,599,836,259.45
Monthly Payment Rate	40.33%

Interest Collections

During the past collection period, the following activity occurred:
NMOTR Total Pool
Total Interest Collections	$17,358,319.39
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,358,319.39

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	91.65%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	32
A1 LIBOR	1.776600%
A1 Applicable Margin	0.310000%

	2.086600%

	Actual	Per $1000
Interest A	955,199.11	1.85
Principal A	—	—

		1.85
Total Due Investors	955,199.11
Servicing Fee	529,849.17

Excess Cash Flow	501,169.42

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.64%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		36.78%